Offerings - Offering: 1	Aug. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	100,000,000
Proposed Maximum Offering Price per Unit	4.86
Maximum Aggregate Offering Price	$ 486,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 74,406.60
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional shares of common stock as may be issued or issuable because of stock splits, stock dividends stock distributions, and similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are based upon the average of the high $5.17 and low $4.55 sale prices of our common stock on August 4, 2025, as reported on The Nasdaq Capital Market.

Includes up to 100,000,000 shares of Common Stock that the Registrant may elect, in its sole discretion, to issue and sell to SZOP Opportunities I, LLC (“SZOP”) pursuant to an Equity Purchase Facility Agreement, dated as of August 4, 2025, by and between the Registrant and SZOP (the “Facility”), subject to the satisfaction of the conditions and limitations of the Facility.